497 1 a_asiapacifsupp.htm PUTNAM FUNDS TRUST

Prospectus supplement	August 30, 2011

Putnam Asia Pacific Equity Fund Summary and Statutory Prospectuses dated August 30, 2011

Putnam Asia Pacific Equity Fund
The section Investments in the fund’s Summary Prospectus and the sub-section Investments in the section Fund summary in the fund’s Statutory Prospectus are deleted in their entirety and replaced with the following:
Investments
We invest mainly in equity securities (growth or value stocks or both) of Asian or Pacific Basin companies of any size that we believe have favorable investment potential. We may invest in both developed countries and emerging markets, although under normal circumstances we focus on emerging markets. This means that we invest primarily in equity securities of Asian or Pacific Basin companies other than Japanese, Australian or New Zealand companies, although we may invest in companies in those countries. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 30, 2011
Registrant Name	dei_EntityRegistrantName	PUTNAM FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001005942
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 30, 2011
Prospectus Date	rr_ProspectusDate	Aug 30, 2011
Supplement [Text Block]	pft1005942_SupplementTextBlock	497 1 a_asiapacifsupp.htm PUTNAM FUNDS TRUST

Prospectus supplement	August 30, 2011

Putnam Asia Pacific Equity Fund Summary and Statutory Prospectuses dated August 30, 2011

Putnam Asia Pacific Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	pft1005942_SupplementTextBlock	The section Investments in the fund’s Summary Prospectus and the sub-section Investments in the section Fund summary in the fund’s Statutory Prospectus are deleted in their entirety and replaced with the following:
Strategy [Heading]	rr_StrategyHeading	Investments
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	We invest mainly in equity securities (growth or value stocks or both) of Asian or Pacific Basin companies of any size that we believe have favorable investment potential. We may invest in both developed countries and emerging markets, although under normal circumstances we focus on emerging markets. This means that we invest primarily in equity securities of Asian or Pacific Basin companies other than Japanese, Australian or New Zealand companies, although we may invest in companies in those countries. We may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments. We may also use derivatives, such as futures, options, certain foreign currency transactions, warrants and swap contracts, for both hedging and non-hedging purposes, and may engage in short sales of securities.